RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues from related party	$ 182,773	$ 11,818
License cost	$ 9,139	$ 591
Chief Executive Officers [Member]
Related Party Transaction [Line Items]
Advances from company			$ 10,000